                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Wellspring Management, LLC
Address: 1790 Kilby Parkway
         Suite 127
         Memphis, TN 38138

Form 13F File Number: 28-11730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. George White
Title: Managing Member
Phone: (901) 753-6863

Signature, Place, and Date of Signing:


/S/George White            Memphis, TN                February 14, 2007
-------------------------  -------------------------  ------------------------
[Signature]                [City, State]              [Date]

Report Type (Check only one):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: $140,944,000

List of Other Included Managers:        N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

COLUMN 1                     COLUMN 2   COLUMN 3   COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------                     --------- ----------- -------- ---------------- ---------- -------- -------------------
                                                                                                  VOTING AUTHORITY
                             TITLE OF               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER                CLASS      CUSIP     (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------               --------- ----------- -------- ------- --- ---- ---------- -------- ------- ------ ----
ADTRAN, INC                  COM       00738A 10 6    9673  428,000             SOLE             428,000
AMERICAN COMMERCIAL LINES    COM       025195 20 7    8580  120,000             SOLE             120,000
AMERICAN MEDICAL SYSTEM      COM       02744M 10 8     407   20,000             SOLE              20,000
AMERICAN ORIENTAL
  BIOENGINEERING             COM       028731 10 7    1240  100,000             SOLE             100,000
BEACON ROOFING SUPPLY INC.   COM       073685 10 9    3005  163,334             SOLE             163,334
BURLINGTON NORTHERN SANTA FE COM       12189T 10 4    1978   25,000             SOLE              25,000
CANADIAN NATIONAL RAILWAY    COM       136375 10 2     905   20,000             SOLE              20,000
CELADON GROUP                COM       150838 10 0    2484  150,000             SOLE             150,000
CEMEX SAB                    ADR       151290 88 9    2507   70,000             SOLE              70,000
CERIDIAN CORP NEW            COM       156779 10 0    3051  100,000             SOLE             100,000
CHESAPEAKE ENERGY CORP       COM       165167 10 7     889   30,000             SOLE              30,000
CSX CORP                     COM       126408 10 3    2595   70,000             SOLE              70,000
DARWIN PROFESSIONAL
  UNDERWRITER                COM       237502 10 9    5049  223,400             SOLE             223,400
ECHOSTAR COMMUNICATIONS CORP CL A      278762 10 9    4158  100,000             SOLE             100,000
FIRST DATA CORP              COM       319963 10 4    7428  300,000             SOLE             300,000
GREAT AMERN FINL RES INC     COM       389915 10 9    5380  252,000             SOLE             252,000
HANESBRANDS INC.             COM       410345 10 2    6804  270,000             SOLE             270,000
HOME DEPOT INC.              COM       437076 10 2    2870   70,000             SOLE              70,000
HOUSTON WIRE & CABLE         COM       44244K 10 9     388   16,400             SOLE              16,400
INFINITY PPTY & CAS CORP     COM       45665Q 10 3  11,721  239,800             SOLE             239,800
INTEGRATED ELECTRICAL SVC    COM       45811E 30 1    2361  100,000             SOLE             100,000
J B HUNT TRANSPORTATION SVCS COM       445658 10 7    4059  160,000             SOLE             160,000
LEVEL 3 COMMUNICATIONS       COM       52729N 10 0    2472  400,000             SOLE             400,000
LIBERTY MEDIA HOLDING CORP   INT SER A 53071M 10 4    5398  230,000             SOLE             230,000
LIBERTY MEDIA HOLDING CORP   CAP SER A 53071M 30 2  11,656  109,000             SOLE             109,000
MSC INDUSTRIAL               CL A      553530 10 6    1323   30,000             SOLE              30,000
NYMOX PHARMACEUTICAL CORP    COM       67076P 10 2     243   50,000             SOLE              50,000

COLUMN 1                     COLUMN 2  COLUMN 3   COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------                     -------- ----------- -------- ----------------  --------  -------- -------------------
                                                                                                 VOTING AUTHORITY
                             TITLE OF              VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER                CLASS      CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------               -------- ----------- -------- ------- --- ---- ---------- -------- ------- ------ ----
OPTIMAL GROUP                CL A     68388R 20 8       90  10,500             SOLE              10,500
POOL CORPORATION             COM      73278L 10 5     2579  70,000             SOLE              70,000
PROQUEST COMPANY             COM      74346P 10 2      479  40,000             SOLE              40,000
QUALITY DISTRIBUTION INC.    COM      74756M 10 2     2736 276,100             SOLE             276,100
SAIC INC                     COM      78390X 10 1     1294  70,000             SOLE              70,000
SCRIPPS CO E.W. CL-A (NEW)   CL A     811054 20 4     7808 160,000             SOLE             160,000
SPRINT NEXTEL CORPORATION    COM      852061 10 0     6120 340,000             SOLE             340,000
TREX COMPANY INC.            COM      89531P 10 5     5859 225,000             SOLE             225,000
WORLD FUEL SERVICES CORP     COM      981475 10 6     1387  30,000             SOLE              30,000
WRIGHT EXPRESS CORPORATION   COM      98233Q 10 5     3968 142,800             SOLE             142,800